Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Assets	£ 720,053	£ 781,992	£ 799,491
Cash and balances at central banks
Financial instruments
Assets	144,832	177,757
Financial Assets	144,832	177,757
Trading assets
Financial instruments
Assets	45,577	59,158
Financial Assets	45,577	59,158
Derivatives
Financial instruments
Assets	99,545	106,139
Net hedging derivative assets	143	44
Financial Assets	99,545	106,139
Settlement balances
Financial instruments
Assets	2,572	2,141
Financial Assets	2,572	2,141
Loans to banks - amortised cost
Financial instruments
Assets	7,139	7,682
Items in course of collection from other banks	229	67
Loans to customers - amortised cost
Financial instruments
Assets	366,340	358,990
Other financial assets
Financial instruments
Assets	30,895	46,145
Financial Assets	30,895	46,145
Intangible assets other than goodwill
Financial instruments
Assets	7,116	6,723
Other assets
Financial instruments
Assets	9,176	8,242
Assets of Disposal Groups [Member]
Financial instruments
Assets	6,861	9,015
Financial assets that have been reclassified from amortised cost to fair value at profit or loss
Financial instruments
Assets of disposal groups	5,397
Other assets
Financial instruments
Assets	23,153	23,980
Other assets | Cash and balances at central banks
Financial instruments
Assets	0
Other assets | Trading assets
Financial instruments
Assets	0
Other assets | Derivatives
Financial instruments
Assets	0
Other assets | Settlement balances
Financial instruments
Assets	0
Other assets | Loans to banks - amortised cost
Financial instruments
Assets	0
Other assets | Loans to customers - amortised cost
Financial instruments
Assets	0
Other assets | Other financial assets
Financial instruments
Assets	0
Other assets | Intangible assets other than goodwill
Financial instruments
Assets	7,116	6,723
Other assets | Other assets
Financial instruments
Assets	9,176	8,242
Other assets | Assets of Disposal Groups [Member]
Financial instruments
Assets	6,861	9,015
MVFTPL
Financial instruments
Assets	145,909	165,614
Financial Assets	145,800	165,600
MVFTPL | Cash and balances at central banks
Financial instruments
Assets	0
MVFTPL | Trading assets
Financial instruments
Assets	45,577	59,158
MVFTPL | Derivatives
Financial instruments
Assets	99,545	106,139
MVFTPL | Settlement balances
Financial instruments
Assets	0
MVFTPL | Loans to banks - amortised cost
Financial instruments
Assets	0
MVFTPL | Loans to customers - amortised cost
Financial instruments
Assets	0
MVFTPL | Other financial assets
Financial instruments
Assets	787	317
MVFTPL | Intangible assets other than goodwill
Financial instruments
Assets	0
MVFTPL | Other assets
Financial instruments
Assets	0
MVFTPL | Assets of Disposal Groups [Member]
Financial instruments
Assets	0
FVOCI
Financial instruments
Assets	16,973	37,266
FVOCI | Cash and balances at central banks
Financial instruments
Assets	0
FVOCI | Trading assets
Financial instruments
Assets	0
FVOCI | Derivatives
Financial instruments
Assets	0
FVOCI | Settlement balances
Financial instruments
Assets	0
FVOCI | Loans to banks - amortised cost
Financial instruments
Assets	0
FVOCI | Loans to customers - amortised cost
Financial instruments
Assets	0
FVOCI | Other financial assets
Financial instruments
Assets	16,973	37,266
FVOCI | Intangible assets other than goodwill
Financial instruments
Assets	0
FVOCI | Other assets
Financial instruments
Assets	0
FVOCI | Assets of Disposal Groups [Member]
Financial instruments
Assets	0
Amortised cost
Financial instruments
Assets	534,018	555,132
Amortised cost | Cash and balances at central banks
Financial instruments
Assets	144,832	177,757
Amortised cost | Trading assets
Financial instruments
Assets	0
Amortised cost | Derivatives
Financial instruments
Assets	0
Amortised cost | Settlement balances
Financial instruments
Assets	2,572	2,141
Amortised cost | Loans to banks - amortised cost
Financial instruments
Assets	7,139	7,682
Amortised cost | Loans to customers - amortised cost
Financial instruments
Assets	366,340	358,990
Amortised cost | Other financial assets
Financial instruments
Assets	13,135	£ 8,562
Amortised cost | Intangible assets other than goodwill
Financial instruments
Assets	0
Amortised cost | Other assets
Financial instruments
Assets	0
Amortised cost | Assets of Disposal Groups [Member]
Financial instruments
Assets	£ 0